CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)			10.00%
Net sales	[1]		$ 24,310	$ 65,623	$ 115,944
China
Concentration Risk
Net sales			2,286	2,439	$ 3,146
Cash, Cash Equivalents and Short Term Investments | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments			$ 28,600	$ 35,400
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)			1.00%	1.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)			91.00%	91.00%
Net sales			$ 21,000
Accounts Receivable | Customer Concentration Risk | Customer B | Subsequent Event
Concentration Risk
Net sales		$ 16,000
Subsidiaries | Cash, Cash Equivalents and Short Term Investments | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents and short-term investments			$ 12,200	$ 3,100

[1]	Revenue recognized in the years ended December 31, 2020, 2019 and 2018 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period was $1.2 million, $2.8 million and $4.0 million, respectively.